UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30,

Date of reporting period: May 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

May 31, 2012

Semi-Annual Repor t

Legg Mason

Strategic Real

Return Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Strategic Real Return Fund

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Strategic Real Return Fund for the six-month reporting period ended May 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective June 5, 2012, the portfolio managers employed by Legg Mason Global Asset Allocation, LLC (“LMGAA”) to monitor and coordinate management of the Fund and provide day-to-day management of the LMGAA sleeves are Steven D. Bleiberg, Y. Wayne Lin and Patricia Duffy. Messrs. Bleiberg and Lin have been portfolio managers of the Fund sleeves managed by LMGAA since 2010. Ms. Duffy has been a portfolio manager of the Fund sleeves managed by LMGAA since June 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting	R. Jay Gerken, CFA
Chairman	President

June 29, 2012

Legg Mason Strategic Real Return Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended May 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.8% in the third quarter of 2011. The economy then gathered some momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department reported that first quarter 2012 GDP growth was 1.9%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.7%. Unemployment then generally declined over the next five months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May 2012. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 1.5% on a seasonally adjusted basis in May 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $182,600 in May 2012, up 7.9% from May 2011. In addition, the inventory of unsold homes fell 0.4% in May versus the previous month.

The manufacturing sector overcame a soft patch in the summer of 2011 and continued to expand during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. After falling to 52.4 in February, the PMI rose to 53.4 in March and 54.8 in April. The PMI then dipped to 53.5 in May 2012.

IV	Legg Mason Strategic Real Return Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, after the reporting period ended, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Performance review

For the six months ended May 31, 2012, Class A shares of Legg Mason Strategic Real Return Fund, excluding sales charges, returned -0.90%. The Fund’s unmanaged benchmark, Barclays Capital U.S. TIPS Indexv, returned 4.66% for the same period. The Lipper Flexible Portfolio Funds Category Average1 returned 1.86% over the same time frame.

Performance Snapshot as of May 31, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason Strategic Real Return Fund:
Class A	-0.90%
Class C	-1.30%
Class I	-0.80%
Barclays Capital U.S. TIPS Index	4.66%
Composite Indexvi	-1.10%
Lipper Flexible Portfolio Funds Category Average[1]	1.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Performance of Class IS shares is not shown because this share class commenced operations on December 15, 2011.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 212 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Strategic Real Return Fund	V

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2012, the gross total annual operating expense ratios for Class A, Class C and Class I shares were 2.54%, 3.49% and 1.69%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. These expense limitation arrangements take into account the expenses of the underlying funds. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains late in the reporting period. Investor risk appetite was generally robust over the first four months of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. All told, for the six months ended May 31, 2012, the S&P 500 Indexvii returned 6.23%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended May 31, 2012, with the large-cap Russell 1000 Indexviii returning 6.23%. In contrast, the Russell Midcap Indexix and the small-cap Russell 2000 Indexx returned 4.89% and 4.06%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxi and Russell 3000 Valuexii Indices, returned 6.55% and 5.56%, respectively.

Q. What was the inflationary environment during the reporting period?

A. Inflation was well-contained during the reporting period. For the six months ended May 31, 2012, the seasonally unadjusted rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”)xiii, was 1.58%. The CPI-U less food and energy was 1.21% over the same time frame. Inflation-protected securities generated solid results during the six months ended May 31, 2012, with the Barclays Capital U.S. TIPS Index returning 4.66%.

Q. Did Treasury yields trend higher or lower during the six months ended May 31, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 2.08%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39%

VI	Legg Mason Strategic Real Return Fund

Investment commentary (cont’d)

around the same time. Yields then fell in late March, as well as in April and May given renewed fears over the European sovereign debt crisis. When the reporting period ended on May 31, 2012, two-year Treasury yields were 0.27% and ten-year Treasury yields were 1.59%, the latter being a historic low.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. For the six months ended May 31, 2012, the Barclays Capital U.S. Aggregate Indexxv returned 3.46%.

Q. How did the high-yield market perform over the six months ended May 31, 2012?

A. Despite a setback in May 2012, the U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexxvi, rallied during four of the first five months of the period. Risk appetite was often solid during this period as investors looked to generate incremental yield in the low interest rate environment. However, the high yield market faltered in May as risk aversion increased due to several macro issues that negatively impacted investor sentiment. All told, the high-yield market gained 7.81% for the six months ended May 31, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains late in the reporting period. During the first five months of the period, emerging market debt was supported by solid growth in developing countries and overall solid demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvii returned 4.97% over the six months ended May 31, 2012.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

President

June 29, 2012

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. Equity securities are subject to price fluctuation and possible loss of principal. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s

Legg Mason Strategic Real Return Fund	VII

losses from events affecting a particular issuer. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of any underlying funds, including ETFs. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use leverage which may increase volatility and possibility of loss. The Fund may invest in REITs, which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as risks associated with small- and mid-cap investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (“ETNs”) and master limited partnerships (“MLPs”). Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VIII	Legg Mason Strategic Real Return Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

vi

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Barclays Capital U.S. TIPS Index, 20% MSCI All Country World Index, 20% S&P GSCI®, 10% FTSE NAREIT All REITs Index and 10% Citigroup 1-Month U.S. Treasury Bill Index. Effective November 30, 2011, this Composite Index is hedged to 40% exposure to the U.S. dollar, as defined by the USDX. The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 40% U.S. dollar, 60% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions. To better align the components of the Composite Index with the Fund’s target currency exposure, a 40% U.S. dollar hedge is applied to the Composite Index by subtracting the returns of the USDX from 40% of the blended rate of return of the Composite Index.

vii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

viii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ix

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

[x]

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

xi

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xiii

The Consumer Price Index for All Urban Consumers (“CPI-U”) is a measure of the average change in prices over time of goods and services purchased by households, which covers approximately 87% of the total population and includes, in addition to wage earners and clerical worker households, groups such as professional, managerial and technical workers, the self-employed, short-term workers, the unemployed and retirees and others not in the labor force.

xiv

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xv

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xvi

The Barclays Capital U.S. High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2012 and November 30, 2011 and does not include derivatives, such as futures contracts, written options, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2011 and held for the six months ended May 31, 2012, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-0.90%	$1,000.00	$991.00	1.31%	$6.52	[4]	Class A	5.00%	$1,000.00	$1,018.45	1.31%	$6.61
Class C	-1.30	1,000.00	987.00	2.06	10.23	[4]	Class C	5.00	1,000.00	1,014.70	2.06	10.38
Class I	-0.80	1,000.00	992.00	1.06	5.28	[4]	Class I	5.00	1,000.00	1,019.70	1.06	5.35
Class IS†	1.52	1,000.00	1,015.20	0.96	4.44	[5]	Class IS	5.00	1,000.00	1,020.20	0.96	4.85

[1]	For the six months ended May 31, 2012, unless otherwise noted.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the underlying funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent period (168), then divided by 366.

†	For the period December 15, 2011 (inception date) to May 31, 2012.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

May 31, 2012

Legg Mason Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Treasury Inflation Protected Securities — 39.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	1,873,656		$2,497,818
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	2,594,053		3,352,408
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,445,004		1,834,365
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	1,701,516		2,659,549
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	363,178		510,775
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	1,841,466		3,011,804
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	986,786		1,423,439	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	513,148		744,465
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	294,333		313,855
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/14	1,811,898		1,895,981
U.S. Treasury Notes, Inflation Indexed	1.250%	4/15/14	1,842,205		1,914,886
U.S. Treasury Notes, Inflation Indexed	2.000%	7/15/14	2,019,656		2,155,982
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/15	2,209,950		2,365,164
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/15	1,915,433		1,998,934
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/15	1,662,461		1,821,954
U.S. Treasury Notes, Inflation Indexed	2.000%	1/15/16	1,490,569		1,662,567
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/16	2,607,865		2,731,535
U.S. Treasury Notes, Inflation Indexed	2.500%	7/15/16	505,342		583,749
U.S. Treasury Notes, Inflation Indexed	2.375%	1/15/17	1,103,103		1,283,737
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/17	302,913		320,946
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	1,707,732		1,967,762
U.S. Treasury Notes, Inflation Indexed	1.375%	7/15/18	1,159,226		1,336,370
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	672,947		815,002
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	773,338		935,678
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	2,366,078		2,775,151
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	3,396,751		3,943,682
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	2,594,727		2,910,959
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	770,078		820,073
Total U.S. Treasury Inflation Protected Securities (Cost — $48,085,728)					50,588,590
Non-U.S. Treasury Inflation Protected Securities — 1.2%
Canada — 0.8%
Government of Canada, Bonds	4.250%	12/1/21	87,883	CAD	122,462
Government of Canada, Bonds	4.250%	12/1/26	41,566	CAD	65,425
Government of Canada, Bonds	4.000%	12/1/31	239,686	CAD	405,883
Government of Canada, Bonds	2.000%	12/1/41	339,354	CAD	481,689
Total Canada					1,075,459

See Notes to Consolidated Financial Statements.

4	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount†		Value
United Kingdom — 0.4%
United Kingdom Treasury Gilt, Bonds	1.250%	11/22/55	225,833	GBP	$534,751
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $1,618,842)					1,610,210

			Shares
Common Stocks — 19.6%
Consumer Discretionary — 1.0%
Automobiles — 0.8%
DaimlerChrysler AG, Registered Shares			5,000		231,411
Hyundai Motor Co.			1,138		235,265
Kia Motors Corp.			4,702		319,509
Renault SA			3,000		125,697
Toyota Motor Corp.			3,900		151,302
Total Automobiles					1,063,184
Household Durables — 0.2%
Jarden Corp.			5,470		222,355
Total Consumer Discretionary					1,285,539
Consumer Staples — 2.8%
Beverages — 0.8%
Coca-Cola Enterprises Inc.			5,750		157,320
Constellation Brands Inc., Class A Shares			7,470		144,096	*
Heineken Holding NV			4,900		198,367
Heineken NV			3,700		176,345
Molson Coors Brewing Co., Class B Shares			4,300		165,335
SABMiller PLC			3,400		125,500
Total Beverages					966,963
Food Products — 1.0%
BRF — Brasil Foods SA, ADR			10,500		163,485
Dean Foods Co.			13,730		214,737	*
Nestle SA, Registered Shares			3,308		187,477
Smithfield Foods Inc.			7,700		151,459	*
Suedzucker AG			4,900		148,987
Tate & Lyle PLC			17,800		184,352
Tyson Foods Inc., Class A Shares			8,240		159,609
Unilever PLC			3,900		122,678
Total Food Products					1,332,784
Personal Products — 0.2%
Kao Corp.			8,400		217,289

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	5

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Tobacco — 0.8%
Imperial Tobacco Group PLC	8,000	$288,759
KT&G Corp.	2,689	179,077
Philip Morris International Inc.	6,840	578,049
Total Tobacco		1,045,885
Total Consumer Staples		3,562,921
Energy — 1.9%
Energy Equipment & Services — 0.1%
TGS Nopec Geophysical Co. ASA	5,500	136,715
Oil, Gas & Consumable Fuels — 1.8%
BP PLC	40,750	248,013
Chevron Corp.	3,522	346,248
ConocoPhillips	2,980	155,437
Eni SpA	4,900	94,518
Exxon Mobil Corp.	5,257	413,358
Marathon Oil Corp.	6,774	168,740
Marathon Petroleum Corp.	1,622	58,505
Pacific Rubiales Energy Corp.	4,400	115,405
Petroleo Brasileiro SA, ADR	8,070	152,523
Phillips 66	1,490	44,745	*
Suncor Energy Inc.	5,300	143,834
Total SA	3,900	167,649
Valero Energy Corp.	6,580	138,838
Yanzhou Coal Mining Co., Ltd., Class H Shares	50,000	84,519	*
Total Oil, Gas & Consumable Fuels		2,332,332
Total Energy		2,469,047
Financials — 5.7%
Commercial Banks — 3.4%
Australia & New Zealand Banking Group Ltd.	11,271	229,463
Bank of China Ltd.	378,000	144,644
Bank of Nova Scotia	3,000	153,856
Bendigo and Adelaide Bank Ltd.	15,345	108,968
Canadian Imperial Bank of Commerce	3,100	216,311
China Construction Bank, Class H Shares	258,000	179,832
Commerce Bancshares Inc.	4,074	157,827
Commonwealth Bank of Australia	6,226	299,598
DBS Group Holdings Ltd.	13,000	133,369
Grupo Financiero Banorte SAB de CV, Series O Shares	16,700	74,608
Gunma Bank Ltd.	25,000	110,707

See Notes to Consolidated Financial Statements.

6	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Commercial Banks — continued
HSBC Holdings PLC	41,500	$325,875
Industrial & Commercial Bank of China Ltd., Class H Shares	331,765	203,037
National Bank of Canada	3,000	213,952
Royal Bank of Canada	6,300	314,436
Sumitomo Mitsui Financial Group Inc.	7,400	216,164
Swedbank AB, Class A Shares	13,500	191,782
U.S. Bancorp	10,680	332,255
Wells Fargo & Co.	17,550	562,477
Westpac Banking Corp.	14,849	293,483
Total Commercial Banks		4,462,644
Consumer Finance — 0.2%
American Express Co.	1,640	91,561
ORIX Corp.	1,780	154,012
Total Consumer Finance		245,573
Diversified Financial Services — 0.2%
JPMorgan Chase & Co.	3,263	108,169
London Stock Exchange Group PLC	10,000	154,120
Total Diversified Financial Services		262,289
Insurance — 1.3%
AFLAC Inc.	4,911	196,833
Allianz AG, Registered Shares	900	81,361
Allstate Corp.	3,245	110,135
American Financial Group Inc.	3,397	132,109
Assurant Inc.	2,896	96,669
Hannover Rueckversicherung AG	3,000	160,455
Legal & General Group PLC	93,200	158,578
Manulife Financial Corp.	7,400	79,742
Mapfre SA	46,400	89,847
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	1,400	173,543
PICC Property & Casualty Co., Ltd.	98,000	108,839
Protective Life Corp.	6,560	172,922
Prudential Financial Inc.	3,880	180,226
Total Insurance		1,741,259
Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties Inc.	11,330	197,822
Stockland	36,633	113,833
Suntec Real Estate Investment Trust	137,000	136,617
Total Real Estate Investment Trusts (REITs)		448,272

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	7

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Real Estate Management & Development — 0.2%
China Overseas Land & Investment Ltd.	50,000	$104,747
Evergrande Real Estate Group Ltd.	313,000	172,196	*
Total Real Estate Management & Development		276,943
Total Financials		7,436,980
Health Care — 3.3%
Health Care Providers & Services — 1.1%
Aetna Inc.	4,860	198,725
AmerisourceBergen Corp.	4,430	163,866
Cardinal Health Inc.	4,800	198,624
Express Scripts Holding Co.	1,134	59,184	*
Humana Inc.	1,944	148,502
McKesson Corp.	2,700	235,656
UnitedHealth Group Inc.	4,930	274,946
WellPoint Inc.	1,789	120,561
Total Health Care Providers & Services		1,400,064
Pharmaceuticals — 2.2%
Abbott Laboratories	6,246	385,940
AstraZeneca PLC	6,560	264,687
Dainippon Sumitomo Pharma Co., Ltd.	16,200	155,054
Dr. Reddy’s Laboratories Ltd., ADR	4,230	124,489
Eli Lilly & Co.	6,750	276,413
Endo Pharmaceuticals Holdings Inc.	6,031	196,128	*
GlaxoSmithKline PLC	6,543	145,009
Merck & Co. Inc.	8,016	301,241
Mylan Inc.	10,120	219,300	*
Novartis AG, Registered Shares	2,944	152,906
Pfizer Inc.	9,138	199,848
Roche Holding AG	1,700	265,321
Stada Arzneimittel AG	4,900	139,323
Total Pharmaceuticals		2,825,659
Total Health Care		4,225,723
Industrials — 1.8%
Aerospace & Defense — 0.6%
BAE Systems PLC	44,600	187,516
General Dynamics Corp.	3,400	217,634
Lockheed Martin Corp.	2,670	221,076
Safran SA	3,900	133,941
Total Aerospace & Defense		760,167

See Notes to Consolidated Financial Statements.

8	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Air Freight & Logistics — 0.1%
Ryder System Inc.	2,890	$124,877
Construction & Engineering — 0.1%
Outotec OYJ	3,400	133,606
Electrical Equipment — 0.1%
Sumitomo Electric Industries Ltd.	6,900	80,130
Industrial Conglomerates — 0.3%
DCC PLC	4,771	112,088
General Electric Co.	8,283	158,122
United Technologies Corp.	2,230	165,265
Total Industrial Conglomerates		435,475
Machinery — 0.3%
Caterpillar Inc.	1,950	170,859
Cummins Inc.	1,600	155,120
Metso Corp.	4,200	136,999
Total Machinery		462,978
Road & Rail — 0.2%
Central Japan Railway Co.	25	203,548
Trading Companies & Distributors — 0.1%
Sojitz Corp.	100,600	159,194
Total Industrials		2,359,975
Information Technology — 0.5%
Electronic Equipment, Instruments & Components — 0.5%
Agilent Technologies Inc.	4,300	174,838
Hitachi Ltd.	35,000	200,549
Jabil Circuit Inc.	9,510	181,926
Tech Data Corp.	1,944	92,554	*
Total Information Technology		649,867
Materials — 1.6%
Chemicals — 1.1%
Agrium Inc.	2,700	211,430
BASF SE	4,000	278,856
China Petrochemical Development Corp.	140,000	117,495
Huntsman Corp.	12,050	154,240
Lanxess AG	2,600	172,287
PPG Industries Inc.	2,470	255,497
Ube Industries Ltd.	44,000	101,072
Yara International ASA	3,900	146,755
Total Chemicals		1,437,632

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	9

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Metals & Mining — 0.5%
BHP Billiton Ltd.	8,599	$267,790
Korea Zinc Co., Ltd.	487	146,482
Vale SA, ADR	8,900	162,959
Voestalpine AG	3,900	97,411
Total Metals & Mining		674,642
Total Materials		2,112,274
Utilities — 1.0%
Electric Utilities — 0.6%
American Electric Power Co. Inc.	5,650	217,582
Cheung Kong Infrastructure Holdings Ltd.	35,000	193,228
Red Electrica de Espana	3,500	129,508
Westar Energy Inc.	5,950	170,289
Total Electric Utilities		710,607
Gas Utilities — 0.2%
Atmos Energy Corp.	5,440	180,281
Gas Natural SDG SA	8,400	91,174
Total Gas Utilities		271,455
Multi-Utilities — 0.2%
Centrica PLC	31,900	152,114
GDF Suez	6,500	128,395
Total Multi-Utilities		280,509
Total Utilities		1,262,571
Total Common Stocks (Cost — $25,228,755)		25,364,897
Investments in Underlying Funds — 22.9%
iShares Trust — iShares Barclays TIPS Bond Fund	55,716	6,758,908
iShares Trust — iShares MSCI EAFE Index Fund	66,645	3,182,965
SPDR Series Trust — SPDR Barclays Capital High Yield Bond ETF	85,506	3,258,634
Vanguard Index Funds — Vanguard Total Stock Market Fund, ETF Shares	47,863	3,222,616
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares	211,980	13,252,989
Total Investments in Underlying Funds (Cost — $27,686,875)		29,676,112
Preferred Stocks — 0.3%
Financials — 0.2%
Commercial Banks — 0.2%
Itau Unibanco Holding SA	10,500	152,540
Itausa — Investimentos Itau SA	34,131	149,091
Total Financials		301,631

See Notes to Consolidated Financial Statements.

10	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2012

Legg Mason Strategic Real Return Fund

Security			Shares	Value
Utilities — 0.1%
Independent Power Producers & Energy Traders — 0.1%
Cia Energetica de Sao Paulo			9,200	$158,697
Total Preferred Stocks (Cost — $527,757)				460,328

		Expiration Date
Rights — 0.0%
Utilities — 0.0%
Gas Utilities — 0.0%
Gas Natural SDG SA (Cost — $4,851)		6/14/12	8,400	4,840	*
Total Investments before Short-Term Investments (Cost — $103,152,808)				107,704,977

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 13.0%
Repurchase Agreements — 13.0%
Bank of America repurchase agreement dated 5/31/12; Proceeds at maturity — $16,793,081; (Fully collateralized by U.S. government obligations, 1.000% due 8/31/16; Market value — $17,144,983) (Cost — $16,793,020)	0.130%	6/1/12	16,793,020	16,793,020
Total Investments — 96.0% (Cost — $119,945,828#)				124,497,997
Other Assets in Excess of Liabilities — 4.0%				5,212,832
Total Net Assets — 100.0%				$129,710,829

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CAD	— Canadian Dollar
GBP	— British Pound

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	11

Consolidated statement of assets and liabilities (unaudited)

May 31, 2012

Assets:
Investments, at value (Cost — $103,152,808)	$107,704,977
Repurchase agreements, at value (Cost — $16,793,020)	16,793,020
Foreign currency, at value (Cost — $2,623)	4,384
Cash	6,446,202
Deposits with brokers for swap contracts	2,140,000
Receivable from broker — variation margin on open futures contracts	1,102,597
Receivable for securities sold	915,314
Deposits with brokers for open futures contracts	902,677
Unrealized appreciation on forward foreign currency contracts	466,896
Interest and dividends receivable	379,707
Foreign currency collateral for open futures contracts, at value (Cost — $382,538)	363,673
Receivable for Fund shares sold	56,229
Prepaid expenses	56,077
Total Assets	137,331,753

Liabilities:
Unrealized depreciation on forward foreign currency contracts	5,267,406
Swaps, at value (net premiums received — $0)	1,111,783
Payable for securities purchased	1,041,082
Investment management fee payable	74,917
Payable for Fund shares repurchased	46,300
Service and/or distribution fees payable	3,251
Payable for open swap contracts	1,947
Accrued expenses	74,238
Total Liabilities	7,620,924
Total Net Assets	$129,710,829

Net Assets:
Par value (Note 7)	$99
Paid-in capital in excess of par value	129,183,336
Undistributed net investment income	620,394
Accumulated net realized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions	963,543
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(1,056,543)
Total Net Assets	$129,710,829

See Notes to Consolidated Financial Statements.

12	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	585,082
Class C	135,916
Class I	183,491
Class IS	9,017,824

Net Asset Value:
Class A (and redemption price)	$13.07
Class C*	$13.03
Class I (and redemption price)	$13.08
Class IS (and redemption price)	$13.07
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$13.87

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	13

Consolidated statement of operations (unaudited)

For the Six Months Ended May 31, 2012

Investment Income:
Dividends	$1,031,234
Interest	458,356
Less: Foreign taxes withheld	(38,003)
Total Investment Income	1,451,587

Expenses:
Investment management fee (Note 2)	505,791
Custody fees	40,362
Audit and tax	35,145
Registration fees	29,175
Shareholder reports	21,537
Service and/or distribution fees (Notes 2 and 5)	18,962
Trustees’ fees	18,461
Legal fees	17,908
Transfer agent fees (Note 5)	16,952
Fund accounting fees	11,797
Insurance	759
Fees recaptured by investment manager (Note 2)	271
Miscellaneous expenses	3,588
Total Expenses	720,708
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(43,448)
Net Expenses	677,260
Net Investment Income	774,327

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	214,223
Futures contracts	(539,726)
Written options	202,218
Swap contracts	(686,290)
Foreign currency transactions	2,197,310
Net Realized Gain	1,387,735
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,320,455
Futures contracts	453,779
Written options	(2,080)
Swap contracts	(1,176,781)
Foreign currencies	(4,928,589)
Change in Net Unrealized Appreciation (Depreciation)	(3,333,216)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(1,945,481)
Decrease in Net Assets from Operations	$(1,171,154)

See Notes to Consolidated Financial Statements.

14	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended May 31, 2012 (unaudited) and the Year Ended November 30, 2011	2012	2011

Operations:
Net investment income	$774,327	$318,397
Net realized gain	1,387,735	656,596
Change in net unrealized appreciation (depreciation)	(3,333,216)	1,586,174
Increase (Decrease) in Net Assets From Operations	(1,171,154)	2,561,167

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,120,010)	(770,001)
Net realized gains	(84,144)	—
Decrease in Net Assets From Distributions to Shareholders	(1,204,154)	(770,001)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	126,188,823	131,570,484
Reinvestment of distributions	1,202,938	121,145
Cost of shares repurchased	(126,849,178)	(21,239,185)
Increase in Net Assets From Fund Share Transactions	542,583	110,452,444
Increase (Decrease) in Net Assets	(1,832,725)	112,243,610

Net Assets:
Beginning of period	131,543,554	19,299,944
End of period*	$129,710,829	$131,543,554
* Includes undistributed net investment income of:	$620,394	$966,077

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	15

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2012[2]	2011	2010[3]

Net asset value, beginning of period	$13.27	$12.73	$12.00

Income (loss) from operations:
Net investment income	0.06	0.18	0.06
Net realized and unrealized gain (loss)	(0.18)	0.87	0.67
Total income (loss) from operations	(0.12)	1.05	0.73

Less distributions from:
Net investment income	(0.07)	(0.51)	—
Net realized gains	(0.01)	—	—
Total distributions	(0.08)	(0.51)	—

Net asset value, end of period	$13.07	$13.27	$12.73
Total return[4]	(0.90)%	8.42%	6.08%

Net assets, end of period (000s)	$7,645	$7,201	$17,464

Ratios to average net assets:
Gross expenses[5]	1.49%[6]	2.46%	4.81%[6]
Net expenses[5,7,8,9]	1.31 [6]	1.31	1.26 [6]
Net investment income	0.87 [6]	1.33	0.63 [6]

Portfolio turnover rate	29%	70%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period February 26, 2010 (inception date) to November 30, 2010.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the underlying funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Consolidated Financial Statements.

16	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2012[2]	2011	2010[3]

Net asset value, beginning of period	$13.22	$12.66	$12.00

Income (loss) from operations:
Net investment income (loss)	0.01	0.08	(0.02)
Net realized and unrealized gain (loss)	(0.19)	0.89	0.68
Total income (loss) from operations	(0.18)	0.97	0.66

Less distributions from:
Net investment income	—	(0.41)	—
Net realized gains	(0.01)	—	—
Total distributions	(0.01)	(0.41)	—

Net asset value, end of period	$13.03	$13.22	$12.66
Total return[4]	(1.30)%	7.79%	5.50%

Net assets, end of period (000s)	$1,772	$2,061	$1,013

Ratios to average net assets:
Gross expenses[5]	2.37%[6]	3.41%	5.44%[6]
Net expenses[5,7,8,9]	2.06 [6]	2.06	2.01 [6]
Net investment income (loss)	0.08 [6]	0.57	(0.22) [6]

Portfolio turnover rate	29%	70%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period February 26, 2010 (inception date) to November 30, 2010.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the underlying funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010[3]

Net asset value, beginning of period	$13.30	$12.75	$12.00

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.07	0.05
Net realized and unrealized gain (loss)	(0.08)	1.03	0.70
Total income (loss) from operations	(0.11)	1.10	0.75

Less distributions from:
Net investment income	(0.10)	(0.55)	—
Net realized gains	(0.01)	—	—
Total distributions	(0.11)	(0.55)	—

Net asset value, end of period	$13.08	$13.30	$12.75
Total return[4]	(0.80)%	8.76%	6.25%

Net assets, end of period (000s)	$2,400	$122,282	$823

Ratios to average net assets:
Gross expenses[5]	1.12%[6]	1.61%	4.67%[6]
Net expenses[5,7,8,9]	1.06 [6]	1.06	1.01 [6]
Net investment income (loss)	(0.49) [6]	0.61	0.50 [6]

Portfolio turnover rate	29%	70%	42%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2012 (unaudited).

[3]	For the period February 26, 2010 (inception date) to November 30, 2010.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include expenses of the underlying funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Consolidated Financial Statements.

18	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2012[2]

Net asset value, beginning of period	$12.99

Income from operations:
Net investment income	0.09
Net realized and unrealized gain	0.11
Total income from operations	0.20

Less distributions from:
Net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$13.07
Total return[3]	1.52%

Net assets, end of period (000s)	$117,894

Ratios to average net assets:
Gross expenses[4,5]	1.01%
Net expenses[4,5,6,7,8]	0.96
Net investment income[5]	1.36

Portfolio turnover rate	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 15, 2011 (inception date) to May 31, 2012.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the underlying funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 1.00%. In addition, total annual operating expenses for Class IS shares did not exceed total annual operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Acquired fund fees and expenses are subject to the expense limitation arrangement.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Consolidated Financial Statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	19

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when consolidated financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the consolidated financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

20	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	21

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
U.S. Treasury inflation protected securities	—	$50,588,590	—	$50,588,590
Non-U.S. Treasury inflation protected securities	—	1,610,210	—	1,610,210
Common stocks	$25,364,897	—	—	25,364,897
Investments in underlying funds	29,676,112	—	—	29,676,112
Preferred stocks	460,328	—	—	460,328
Rights	4,840	—	—	4,840
Total long-term investments	$55,506,177	$52,198,800	—	$107,704,977
Short-term investments†	—	16,793,020	—	16,793,020
Total investments	$55,506,177	$68,991,820	—	$124,497,997
Other financial instruments:
Futures contracts	$538,581	—	—	$538,581
Forward foreign currency contracts	—	$466,896	—	466,896
Total other financial instruments	$538,581	$466,896	—	$1,005,477
Total	$56,044,758	$69,458,716	—	$125,503,474

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$216,407	—	—	$216,407
Forward foreign currency contracts	—	$5,267,406	—	5,267,406
Commodity index swaps	—	1,111,783	—	1,111,783
Total	$216,407	$6,379,189	—	$6,595,596

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the six months ended May 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At May 31, 2012, securities valued at $10,074,432 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each

22	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes, including commodity markets. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the consolidated financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into forward foreign currency contracts to maintain its target exposure to foreign currencies, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	23

entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Written options. The Fund writes options to attempt to increase the Fund’s return, as a substitute for investing directly in a security or to attempt to hedge the Fund’s investments. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted

24	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

cash, if any, is identified on the Consolidated Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Consolidated Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Consolidated Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Consolidated Statement of Operations.

For average notional amounts of swaps held during the six months ended May 31, 2012, see Note 4.

Commodity index swaps

The Fund enters into commodity swaps for the purpose of managing its exposure to commodity markets. Commodity swaps are agreements between two parties to exchange cash flows based upon changes to a commodity reference price for a specified notional principal amount. To the extent the commodity reference price exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. The risks of commodity swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	25

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

26	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

As of May 31, 2012, the Fund held forward foreign currency contracts and commodity index swaps with credit related contingent features which had a liability position of $6,379,189. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of May 31, 2012, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,140,000, which could be used to reduce the required payment.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s consolidated financial statements.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	27

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2012 no provision for income tax is required in the Fund’s consolidated financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Legg Mason Global Asset Allocation, LLC (“LMGAA”) is the Fund’s investment adviser. Batterymarch Financial Management, Inc. (“Batterymarch”), ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, LMGAA, Batterymarch, ClearBridge, Western Asset, Western Asset Limited and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). ClearBridge did not manage any portion of the Fund’s assets during the reporting period.

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to LMGAA the day-to-day portfolio management of the Fund. LMGAA is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. LMGAA also provides management for a portion of the Fund’s assets.

LMPFA pays LMGAA for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. The Subsidiary has agreed to reimburse the Fund for the fees paid thereby for the services provided by LMGAA to the Subsidiary. LMPFA pays Batterymarch for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets managed by Batterymarch. LMPFA pays ClearBridge for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets managed by ClearBridge. LMPFA pays Western Asset for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset. Western Asset pays Western Asset Limited for its services to the Fund a sub-advisory fee, calculated daily and

28	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset Limited. Western Asset pays Western Japan for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Japan.

The investment manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses did not exceed 1.35%, 2.10%, 1.10% and 1.00% for Class A, Class C, Class I and Class IS shares, respectively. In addition, the total annual operating expenses for Class IS shares did not exceed those for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the Fund’s most recent prospectus) of each acquired fund held by the Fund, weighted in proportion to the Fund’s investment allocation among the acquired funds. These arrangements are expected to continue until December 31, 2013, may be terminated prior to that date by agreement of the investment manager and the Board, and may be terminated at any time after that date by the investment manager. The arrangements, however, may be modified by the investment manager to decrease total annual operating expenses at any time.

During the six months ended May 31, 2012, fees waived and/or expenses reimbursed amounted to $43,448.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at May 31, 2012, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires November 30, 2013	$429,862	$17,775	$10,234	—
Expires November 30, 2014	244,026	22,789	25,008	—
Expires November 30, 2015	7,140	2,886	3,450	$29,972
Total fee waivers/expense reimbursements subject to recapture	$681,028	$43,450	$38,692	$29,972

During the six months ended May 31, 2012, LMPFA recaptured $271 for Class I shares.

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	29

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment (or within 12 months for shares purchased prior to August 1, 2012). This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2012, LMIS and its affiliates received sales charges of approximately $3,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2012, CDSCs paid to LMIS and its affiliates were approximately.

	Class A	Class C
CDSCs	—	$1,000

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2012, Legg Mason and its affiliates owned 91% of the Fund.

3. Investments

During the six months ended May 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$17,821,337	$15,400,811
Sales	20,522,547	11,551,723

At May 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,085,514
Gross unrealized depreciation	(1,533,345)
Net unrealized appreciation	$4,552,169

30	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

During the six months ended May 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of November 30, 2011	—	—
Options written	155	$121,199
Options closed	(134)	(120,940)
Options exercised	—	—
Options expired	(21)	(259)
Written options, outstanding as of May 31, 2012	—	—

At May 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
S&P GSCI	17	6/12	$2,754,932	$2,538,525	$(216,407)
Contracts to Sell:
EURO STOXX 50 Index	121	6/12	3,688,010	3,149,429	538,581
Net unrealized gain on open futures contracts					$322,174

At May 31, 2012, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	Bank of America, N.A.	12,286,000	$11,950,072	6/20/12	$(941,849)
Canadian Dollar	Bank of America, N.A.	12,890,000	12,474,868	6/20/12	(559,620)
Mexican Peso	Morgan Stanley & Co. Inc.	246,699,000	17,160,591	6/20/12	(2,281,213)
New Zealand Dollar	Bank of America, N.A.	15,767,000	11,870,094	6/20/12	(1,068,274)
Norwegian Krone	Morgan Stanley & Co. Inc.	37,215,000	6,082,232	6/20/12	(406,131)
Japanese Yen	Citibank, N.A.	41,866,454	534,724	8/16/12	6,474
Japanese Yen	Citibank, N.A.	531,086	6,783	8/16/12	132
					(5,250,481)
Contracts to Sell:
Australian Dollar	Morgan Stanley & Co. Inc.	716,000	696,423	6/20/12	38,897
Australian Dollar	Morgan Stanley & Co. Inc.	1,482,000	1,441,479	6/20/12	22,530
Canadian Dollar	Bank of America, N.A.	1,177,000	1,139,094	6/20/12	54,646
Canadian Dollar	Bank of America, N.A.	1,618,000	1,565,891	6/20/12	34,169
Mexican Peso	Bank of America, N.A.	11,157,000	776,090	6/20/12	66,041
Mexican Peso	Morgan Stanley & Co. Inc.	28,027,000	1,949,582	6/20/12	73,546
New Zealand Dollar	Bank of America, N.A.	1,098,000	826,623	6/20/12	62,782
New Zealand Dollar	Morgan Stanley & Co. Inc.	1,597,000	1,202,292	6/20/12	16,129
Norwegian Krone	Bank of America, N.A.	3,119,000	509,754	6/20/12	33,529
Norwegian Krone	Morgan Stanley & Co. Inc.	4,227,000	690,840	6/20/12	16,996
Australian Dollar	Citibank, N.A.	470,000	454,968	8/16/12	16,846
Canadian Dollar	Citibank, N.A.	179,930	173,920	8/16/12	6,158

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	31

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell: continued
Canadian Dollar	Citibank, N.A.	412,785	$398,999	8/16/12	$11,814
Canadian Dollar	Citibank, N.A.	486,606	470,354	8/16/12	2,412
Euro	Citibank, N.A.	60,000	74,231	8/16/12	3,795
Japanese Yen	Citibank, N.A.	42,688,289	545,221	8/16/12	(10,319)
					449,971
Net unrealized loss on open forward foreign currency contracts					$(4,800,510)

At May 31, 2012, the Fund held the following commodity index swap contracts:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Depreciation
Goldman Sachs & Co.	6/13/12	3-Month Treasury Bill Rate plus Fees	Commodity Index Basket Return	$8,968,760	$(557,748)
Morgan Stanley & Co. Inc.	6/13/12	3-Month Treasury Bill Rate plus Fees	Commodity Index Basket Return	6,457,507	(401,597)
Goldman Sachs & Co.	7/5/12	3-Month Treasury Bill Rate plus Fees	Commodity Index Basket Return	1,880,296	(152,438)
Total				$17,306,563	$(1,111,783)

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at May 31, 2012.

ASSET DERIVATIVES[1]
	Equity Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$538,581	—	$538,581
Forward foreign currency contracts	—	$466,896	466,896
Total	$538,581	$466,896	$1,005,477

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Commodity Risk	Total
Futures contracts[2]	—	$216,407	$216,407
Swap contracts[3]	—	1,111,783	1,111,783
Forward foreign currency contracts	$5,267,406	—	5,267,406
Total	$5,267,406	$1,328,190	$6,595,596

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Consolidated Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Consolidated Statement of Assets and Liabilities.

32	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended May 31, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Purchased options	$(90,200)	—	—	—	$(90,200)
Written options	202,218	—	—	—	202,218
Futures contracts	(8,307)	—	$(508,607)	$(22,812)	(539,726)
Swap contracts	—	—	—	(686,290)	(686,290)
Forward foreign currency contracts	—	$2,447,116	—	—	2,447,116
Total	$103,711	$2,447,116	$(508,607)	$(709,102)	$1,333,118

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Purchased options	$255	—	—	—	$255
Written options	(2,080)	—	—	—	(2,080)
Futures contracts	—	—	$687,785	$(234,006)	453,779
Swap contracts	—	—	—	(1,176,781)	(1,176,781)
Forward foreign currency contracts	—	$(4,910,031)	—	—	(4,910,031)
Total	$(1,825)	$(4,910,031)	$687,785	$(1,410,787)	$(5,634,858)

During the six months ended May 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$3,553
Written options†	7,950
Futures contracts (to buy)	2,151,937
Futures contracts (to sell)	3,377,859
Forward foreign currency contracts (to buy)	50,244,446
Forward foreign currency contracts (to sell)	4,084,407

Average Notional Balance
Commodity index swap contracts	$18,194,035

†	At May 31, 2012, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual

Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report	33

rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at an annual rate of 0.75% of the average net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,672	$8,903
Class C	9,290	3,311
Class I	—	4,093
Class IS†	—	645
Total	$18,962	$16,952

†	For the period December 15, 2011 (inception date) to May 31, 2012.

For the six months ended May 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,140
Class C	2,886
Class I	3,450
Class IS†	29,972
Total	$43,448

†	For the period December 15, 2011 (inception date) to May 31, 2012.

6. Distributions to shareholders by class

	Six Months Ended May 31, 2012	Year Ended November 30, 2011
Net Investment Income:
Class A	$39,482	$699,952
Class C	—	33,713
Class I	17,547	36,336
Class IS†	1,062,981	—
Total	$1,120,010	$770,001

Net Realized Gains:
Class A	$4,643	—
Class C	1,187	—
Class I	78,314	—
Class IS†	—	—
Total	$84,144	—

†	For the period December 15, 2011 (inception date) to May 31, 2012.

7. Shares of beneficial interest

At May 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue

34	Legg Mason Strategic Real Return Fund 2012 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2012		Year Ended November 30, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	136,833	$1,873,470	647,782	$8,884,538
Shares issued on reinvestment	3,260	42,988	5,039	64,650
Shares repurchased	(97,484)	(1,327,656)	(1,482,526)	(19,321,144)
Net increase (decrease)	42,609	$588,802	(829,705)	$(10,371,956)

Class C
Shares sold	18,860	$260,270	103,517	$1,395,999
Shares issued on reinvestment	84	1,108	1,923	24,717
Shares repurchased	(38,985)	(522,914)	(29,458)	(393,729)
Net increase (decrease)	(20,041)	$(261,536)	75,982	$1,026,987

Class I
Shares sold	44,514	$566,222	9,239,232	$121,289,947
Shares issued on reinvestment	7,242	95,861	2,479	31,778
Shares repurchased	(9,059,086)	(117,701,758)	(115,431)	(1,524,312)
Net increase (decrease)	(9,007,330)	$(117,039,675)	9,126,280	$119,797,413

Class IS†
Shares sold	9,469,675	$123,488,861	—	—
Shares issued on reinvestment	80,774	1,062,981	—	—
Shares repurchased	(532,625)	(7,296,850)	—	—
Net increase	9,017,824	$117,254,992	—	—

†	For the period December 15, 2011 (inception date) to May 31, 2012. On December 15, 2011, Class I shareholders exchanged $116,485,228 into Class IS.

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the consolidated financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Strategic Real Return Fund

Board of trustees

Mark R. Fetting Chairman

R. Jay Gerken President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Legg Mason Global Asset Allocation, LLC

Subadvisers

Batterymarch Financial Management, Inc.

ClearBridge Advisors, LLC

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Strategic Real Return Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012787 7/12 SR12-1689

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President Legg Mason Global Asset Management Trust

Date:	July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President Legg Mason Global Asset Management Trust

Date:	July 25, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer Legg Mason Global Asset Management Trust

Date:	July 25, 2012